Note 1 - Summary of Significant Accounting Policies (Detail) - The Weighted Average Number of Shares Outstanding	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic	3,446,305	3,445,469	3,444,703
Diluted	3,446,305	3,445,469	3,444,703